SEGMENT REPORTING - Schedule of Sales Data by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 14,052	$ 15,921	$ 24,310
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment		$ 1,735	$ 1,858		$ 2,286
Net Sales by Segment (as a percent)		12.00%	11.00%	10.00%
India
SEGMENT REPORTING
Net Sales by Segment		$ 7,152	$ 8,221		9,807
Net Sales by Segment (as a percent)		51.00%	52.00%	40.00%
Japan
SEGMENT REPORTING
Net Sales by Segment		$ 5,165	$ 5,842		$ 12,208
Net Sales by Segment (as a percent)		37.00%	37.00%	50.00%
Other
SEGMENT REPORTING
Net Sales by Segment				$ 9
Net Sales by Segment (as a percent)

[1]	Revenue recognized for the years ended December 31, 2022, 2021 and 2020 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.3 million, $0.4 million and $1.2 million, respectively.